Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017	Jun. 08, 2021
Operating Loss Carryforwards [Line Items]
Income tax provision		$ 181,000	$ 0	$ (159,000)	$ 0
Operating loss carryforward subject to Section 382 limitation							$ 43,900,000
Operating loss carryforward subject to business expense Section 382 limitation							$ 21,900,000
Goodwill amortization period				15 years
Reserve for unrecognized tax benefits				$ 0
Effective tax rate	(1.10%)			2.50%
Earliest tax year
Operating Loss Carryforwards [Line Items]
Open tax year				2017
Federal
Operating Loss Carryforwards [Line Items]
Loss carryforwards				$ 60,200,000
Loss carryforwards subject to expiration						$ 9,000,000.0
Net operating losses expiration year						2037
State
Operating Loss Carryforwards [Line Items]
Loss carryforwards				$ 60,900,000